INCOME TAXES - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Income tax losses	R$ 1,699,262	R$ 2,714,996
Negative base of social contribution	560,110	929,055
Temporary differences
Foreign exchange variation - Loans and borrowings	2,669,489	1,292,954
Provision for lawsuits	272,886	218,881
Impairment provision (Rumo Malha Oeste)	23,436	27,072
Post-employment benefit obligation	128,046	150,336
Provisions for uncertain tax credits and tax losses	44,202	34,511
Provision for non-recoverability of taxes	70,719	73,641
Share-based payment transactions	103,454	157,825
Lease	312,402	161,840
Unrealized loss with derivatives	390,622	823,286
Provisions for profit sharing	131,254	159,994
Business combination – intangible assets	124,628	124,379
Business combination – Property, plant and equipment	1,854	24,795
Other provisions	682,385	691,162
Deferred tax on pre-operating income	79,402	87,454
Regulatory asset (liability)	8,396	6,661
Other	321,966	391,444
Total deferred tax assets	7,624,513	8,070,286
Exchange rate variation - Loans and borrowings	(347)	(195,232)
Provision for lawsuits	(107)	(408)
Useful life review	(531,081)	(456,093)
Business combination – fixed assets	(161,784)	(148,872)
Tax goodwill	(645,297)	(618,758)
Unrealized income with derivatives	(369,763)	(299,965)
Fair value adjustment on debts	(801,022)	(281,784)
Marketable securities		(77,437)
Investment properties	(496,395)	(455,773)
Goods intended for sale	(962)	(10,546)
Effects on the formation of joint ventures	(167,196)	(103,992)
Business Combination – Intangible assets	(4,990,657)	(4,426,881)
Post-employment obligations	(4,810)	(4,641)
Lease	(11,557)	(10,034)
Provisions	(449,153)	(449,153)
Other	(472,592)	(147,120)
Total deferred tax liabilities	(9,102,723)	(7,686,689)
Total deferred taxes recorded	(1,478,210)	383,597
Deferred tax assets	4,495,296	5,609,030
Deferred tax liabilities	(5,973,506)	(5,225,433)
Total deferred, net	R$ (1,478,210)	R$ 383,597